Disclosure of detailed information about cash and cash equivalents (Details) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Statement [Line Items]
Cash held in bank accounts	$ 164,717	$ 317,162
Guaranteed investment certificates	154,340	756,412
Cash and cash equivalents	$ 319,057	$ 1,073,574	$ 1,360,487	$ 5,247,738